Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member]	Total
Balance at Dec. 31, 2008	$ 5,934	$ (4)	$ 38,516	$ 33,552	$ 2,934
Balance (in shares) at Dec. 31, 2008	5,933,789	318
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued	0		0
Common stock issued (in shares)	0
Treasury stock issued		0
Treasury stock issued (in shares)		0
Unredeemed common stock (in shares)		0
Unvested restricted stock (in shares)		1,125
Stock-based compensation expense, net			89
Exercise of options			0
Net income (loss)				929		929
Dividends paid				(1,098)
Change in unrealized gains/losses on securities available for sale, net of reclassification adjustment					(531)	783
Change in fair value and gains on termination of derivative instruments, net of tax					(1,295)
Balance at Dec. 31, 2009	5,934	(4)	38,605	33,383	1,108	79,026
Balance (in shares) at Dec. 31, 2009	5,933,789	1,443
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued	1,267		9,980
Common stock issued (in shares)	1,267,557
Treasury stock issued		3
Treasury stock issued (in shares)		(943)
Unredeemed common stock (in shares)		36
Unvested restricted stock (in shares)		1,947
Stock-based compensation expense, net			49
Exercise of options			0
Net income (loss)				(3,989)		(3,989)
Dividends paid				(119)
Change in unrealized gains/losses on securities available for sale, net of reclassification adjustment					(127)	250
Change in fair value and gains on termination of derivative instruments, net of tax					(287)
Balance at Dec. 31, 2010	7,201	(1)	48,634	29,275	694	85,803
Balance (in shares) at Dec. 31, 2010	7,201,346	2,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued	0		2
Common stock issued (in shares)	0
Treasury stock issued		0
Treasury stock issued (in shares)		(273)
Unredeemed common stock (in shares)		0
Unvested restricted stock (in shares)		0
Stock-based compensation expense, net			20
Exercise of options			0
Net income (loss)				(2,172)		(2,172)
Dividends paid				0
Change in unrealized gains/losses on securities available for sale, net of reclassification adjustment					477	950
Change in fair value and gains on termination of derivative instruments, net of tax					0
Balance at Dec. 31, 2011	$ 7,201	$ (1)	$ 48,656	$ 27,103	$ 1,171	$ 84,130
Balance (in shares) at Dec. 31, 2011	7,201,346	2,210